Other Equity Instruments - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Common equity tier 1 capital ratio minimum		7.00%
Distribution rate resets, period		5 years
Perpetual Capital Securities issued	£ 500	£ 500
Interest rate	6.30%	6.75%
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Interest rate	7.60%
Perpetual capital securities purchased and redeemed	£ 300
Hundred Million Of The Seven Hundred And Fifty Million Fixed Rate Reset Perpetual At One Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued		£ 100
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued		£ 750
Interest rate		7.375%
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued		£ 500
Interest rate		6.30%
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued		£ 500
Interest rate		5.33%